Taxes (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxes
Current income tax	$ (144,652)	$ (117,165)	$ (45,217)
Deferred income tax	27,459	22,286	160,418
Income tax	$ (117,193)	$ (94,879)	$ 115,201